Shareholders' Equity (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Dec. 31, 2015 € / shares shares
Stockholders' Equity Note [Abstract]
Payment of dividends | $	$ (263,244,000)	$ (317,903,000)	$ (296,134,000)
Common Stock, Dividends, Per Share, Declared | $ / shares	$ 0.78	$ 0.77
Conditional capital [Line Items]
Common stock, no par value | € / shares				€ 1
Class of Stock [Line Items]
Common stock authorized | shares				392,462,972
Stock options beginning balance | shares		9,189,000		8,737,000
Weighted average remaining contractual life in years	six
Stock options exercised during the period | shares	1,758,820
Options Outstanding | shares	8,737,270
Conditional Capital Available | $	$ 21,338,000
2011 SOP [Member]
Class of Stock [Line Items]
Conditional Capital Available | $	12,718,000
2006 SOP [Member]
Class of Stock [Line Items]
Conditional Capital Available | $	$ 4,946,000